Short-Term and Long-Term Borrowings (Tables)	12 Months Ended
Sep. 30, 2023
Short-Term and Long-Term Borrowings [Line Items]
Schedule of Long-term Borrowings	Short-term and long-term borrowings consisted of the following as of September 30, 2023 and 2022:
	2023	2022
Short-term borrowings	$4,442,870	$11,888,662
Long-term borrowings
Current portion	$43,860	$-
Non-current portion	5,398,849	9,300,625
Total long-term borrowings	$5,442,709	$9,300,625

Schedule of Short-term Borrowings	Short-term borrowings consisted of the following at September 30, 2022:
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		7,000,000	$984,044	11/12/2021	11/11/2022	4.35%
Agricultural Bank		9,990,000	1,404,372	11/23/2021	11/22/2022	4.35%
Agricultural Bank		9,500,000	1,335,489	12/1/2021	11/25/2022	4.35%
Agricultural Bank		5,700,000	801,293	12/23/2021	12/22/2022	4.30%
Agricultural Bank		9,990,000	1,404,372	12/29/2021	12/10/2022	4.35%
Agricultural Bank		5,000,000	702,889	1/6/2022	1/4/2023	4.35%
Agricultural Bank		8,400,000	1,180,853	3/7/2022	3/2/2023	4.35%
Agricultural Bank		9,990,000	1,404,372	8/5/2022	8/3/2023	4.30%
Hua Xia Bank		500,000	70,289	1/28/2022	1/15/2023	4.65%
Hua Xia Bank		9,000,000	1,265,200	4/26/2022	4/15/2023	4.65%
Hua Xia Bank		9,500,000	1,335,489	5/24/2022	5/11/2023	4.65%
Total	RMB	84,570,000	$11,888,662

Schedule of Long-term Borrowings	Long-term investments consisted of the following as of September 30, 2023 and 2022:
	2023	2022
Huashang Micro Finance Co.	$5,208,333	$5,341,956
Longwan Rural Commercial Bank	6,165,296	6,323,469
Wenzhou Longlian Development Co., Ltd	1,142,188	1,171,491
Total long-term investments, at cost	$12,515,817	$12,836,916
Add: upward adjustments	-	-
Less: impairment and downward adjustments	-	-
Long-term investments	$12,515,817	$12,836,916

Schedule of Maturity Analysis of Long-Term Borrowings	The following is a maturity analysis of long-term borrowings as of September 30, 2023:
	RMB	USD
Years ending September 30,
2024	320,000	$43,860
2025	10,050,000	1,377,467
2026	29,340,000	4,021,382
2027	-	-
2028 and thereafter	-	-
Total long-term borrowings	39,710,000	$5,442,709

Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets	The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below:
	As of September 30,
	2023	2022
Buildings, net	$23,860	$-
Land use right, net	414,738	617,430
Total	$438,598	$617,430

Long Term Borrowings [Member]
Short-Term and Long-Term Borrowings [Line Items]
Schedule of Long-term Borrowings	Long-term borrowings consisted of the following at September 30, 2023:
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,930,000	$1,361,020	4/28/2022	4/25/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/9/2022	12/8/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/15/2022	12/13/2025	3.95%
Agricultural Bank		9,900,000	1,356,909	9/26/2023	9/25/2026	3.45%
Total	RMB	39,710,000	$5,442,709
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,900,000	$1,391,720	3/17/2022	3/16/2025	4.35%
Agricultural Bank		9,950,000	1,398,749	3/18/2022	3/5/2025	4.35%
Agricultural Bank		9,850,000	1,384,691	3/18/2022	2/25/2025	4.35%
Agricultural Bank		9,900,000	1,391,720	3/18/2022	2/15/2025	4.35%
Agricultural Bank		6,600,000	927,813	3/31/2022	3/25/2025	4.35%
Agricultural Bank		9,980,000	1,402,966	4/19/2022	4/17/2025	4.35%
Agricultural Bank		9,980,000	1,402,966	4/28/2022	4/25/2025	4.35%
Total	RMB	66,160,000	$9,300,625